DERIVATIVE FINANCIAL INSTRUMENTS - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Carrying value as at beginning of year	$ 1,478,540
Derivates related to convertible promissory note (Note 22)		3,790,737
Fair value change in derivative financial instruments during the year	842,463	(2,312,197)
Exchange difference
Carrying value as at end of year	$ 2,321,003	$ 1,478,540